Taxation	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxation
6.	TAXATION
Enterprise income tax
Cayman Islands
The Company and its subsidiaries are incorporated in the Cayman Islands and conduct substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Cheerbright is incorporated in the British Virgin Islands and conducts substantially all of its businesses through its PRC subsidiary and VIEs. Under the current laws of the British Virgin Islands, Cheerbright is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.
Hong Kong
Autohome (Hong Kong) Limited, Autohome Media, Autohome
E-commerce
Hong Kong Limited, Autohome Link Hong Kong Limited and Autohome Financing Hong Kong Limited (deregistered in 2020) were incorporated in Hong Kong. Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. On April 1, 2018, a two-tiered
profits tax regime was introduced. The profits tax rate for the first HK$2 million of profits of corporations is lowered to 8.25%, while profits above that amount continue to be subject to the tax rate of 16.5%. For 2018, 2019 and 2020, save for the tax payment made by Autohome Financing Hong Kong Limited in relation to the disposal of Shanghai Youcheyoujia Financing Co., Ltd. as its
25% shareholder,
the

C
ompany
did not make any other provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong during these periods except for the abovementioned investment disposal gain. Under the Hong Kong tax law, the

Company’s

subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no
withholding taxes in Hong Kong on remittance of dividends.
The PRC
Autohome WFOE, Chezhiying WFOE, Beijing Autohome Technologies Co., Ltd., or Beijing Autohome Technologies, Beijing Prbrownies

Software Co., Ltd.
and Beijing Kemoshijie Technology Co., Ltd. are recognized as
“High-New
Technology Enterprise” (“HNTE”) and are eligible for a 15% preferential tax rate effective through 2021, 2020, 2020, 2020 and 2020, respectively, upon the completion of their filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China. Three HNTEs, Autohome WFOE, Beijing Autohome Technologies and Beijing Prbrownies

Software Co., Ltd.
, further enjoy a more preferential enterprise tax rate of 10% as they are accredited as key software enterprises (“KSE”) under the relevant PRC laws and regulations as well, which tax rate will continue to apply for so long as each of them maintains their respective key software enterprise status during each relevant tax year.
Chengdu Prbrownies Software Co., Ltd., or Chengdu Prbrownies, is recognized as a software enterprise (“SE”) and could be exempt from income tax for the tax year of 2017 and 2018, followed by a 50% reduction in the statutory income tax rate of 25% for the years of 2019, 2020 and 2021 provided that it maintains its status as a SE during each relevant tax year. In the meanwhile, Chengdu Prbrownies further enjoy a more preferential enterprise tax rate of 10% as it is accredited as KSE for the year of 2020.
Chezhiying WFOE, Hainan Chezhiyitong Information Technology Co., Ltd. and Tianjin Autohome Data Information Technology Co., Ltd. are recognized as SE and could be exempt from income tax for the tax year of 2019 and 2020, followed by a 50% reduction in the statutory income tax rate of 25% for the years of 2021, 2022 and 2023 provided that it maintains its status as a SE during each relevant tax year.
Pursuant to the Circular on Income Tax Policies for Further Encouraging the Development of Software Industry and Integrated Circuit Industry jointly issued by the State Administration of Taxation and the MOF on April 20, 2012, and the Circular on Issues concerning Preferential Enterprise Income Tax Policies for Software and Integrated Circuit Industries jointly issued by the Ministry Of Finance, the State Administration of Taxation, the National Development and Reform Commission and the Ministry of Industry and Information Technology on May 4, 2016, eligible software enterprises which pass annual review and filing by the relevant tax authorities can enjoy exemption of enterprise income tax for the first and second year as calculated from the profit making year or no later than December 31, 2017 if no profit is made prior to that date, and thereafter enjoy half of the statutory rate of 25% for the third through fifth year thereafter until the expiration of the preferential period. As each of Beijing Prbrownies

Software Co., Ltd.
, Autohome WFOE and Beijing Autohome Technologies, has further registered as a key software enterprise in 2018 and 2019, it enjoyed a reduced enterprise income tax of 10% for tax year of 2017 and 2018. Going forward, if any of Autohome WFOE, Beijing Autohome Technologies and Beijing Prbrownies

Software Co., Ltd

fails to complete the filing and registration with the relevant tax authorities, it will no
longer enjoy the preferential tax rate, and the applicable enterprise income tax rate may increase to up to
15
% as an HNTE if it still maintains the HNTE qualification, or up to
25
% if it loses the HNTE qualification. If Chengdu Prbrownies fails to maintain its software enterprise qualification, it will automatically forfeit the respective preferential tax treatment described above.
Except for the above-mentioned entities, the Company’s remaining PRC subsidiaries and all the VIEs were subject to enterprise income tax at a rate of 25% for 2018, 2019 and 2020.
The management subsequently assessed and concluded that uncertain preferential tax rates for certain subsidiaries were able to be realized in the fourth quarter of 2020 and a reversal of RMB
331,952
(US$
50,874)
was recorded in the fourth quarter of 2020
, composed of current income tax expense of RMB
371,826
(US$
56,985)
and deferred income tax benefit of RMB
39,874
(US$
6,111)
. A reversal of RMB
117,470
and RMB
150,714
was also recorded in the fourth quarter of 2018 and 2019, each composed of current income tax expense of RMB
118,996
and deferred income tax benefit of RMB
1,526
, current income tax expense of RMB
151,645
and deferred income tax benefit of RMB
931
.
The basic earnings per share effects related to the preferential tax rate were RMB0.80, RMB0.68 and RMB0.97 (US$0.15)
after taking into account the effects of the Share Subdivision as detailed in Note 2(a) for the years ended December 31, 2018, 2019 and 2020, respectively.
The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for PRC tax purposes.
The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.
The Group had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
PRC	3,197,471	3,647,316	3,770,148	577,800
Non - PRC	43,950	53,690	(101,636)	(15,578)

	3,241,421	3,701,006	3,668,512	562,222

The income tax expense is comprised of:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current	275,779	355,398	283,372	43,429
Deferred	102,111	144,963	(22,427)	(3,437)

	377,890	500,361	260,945	39,992

The reconciliation of income tax expense for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Income before income tax expense	3,241,421	3,701,006	3,668,512	562,222
Income tax expense computed at PRC statutory tax rates (25%)	810,355	925,253	917,128	140,556
Non-deductible expenses	49,117	27,333	22,063	3,381
Research and development expenses super-deduction	(89,796)	(194,000)	(225,715)	(34,592)
Change in valuation allowances	(15,285)	16,420	(5,285)	(810)
Outside basis difference	8,481	(7,727)	142	22
Effect of international tax rate difference	(10,988)	(14,440)	8,682	1,331
Effect of preferential tax rate	(373,994)	(323,534)	(463,819)	(71,083)
Effect of withholding tax on dividend	—	71,056	76,610	11,741
Other adjustments (Note)	—	—	(68,861)	(10,554)

Income tax expense	377,890	500,361	260,945	39,992

Note: This amount represents tax savings relating to share-based compensation exercised in 2019, which can be deducted when the Company did tax filing according to income tax guidance adopted in 2020.
Deferred tax
The significant components of deferred taxes are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	7,592	22,343	3,424
Accrued staff cost and expenses	12,669	42,091	6,451
Deferred revenue	11,051	11,214	1,719
Tax losses (Note)	52,411	404,178	61,943
VAT refund	351	2,032	311
Less: Valuation allowances	(56,292)	(402,197)	(61,639)

Total deferred tax assets	27,782	79,661	12,209

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	—	63,570	9,743
Intangible assets and internally-developed software	15,691	39,306	6,024
Outside basis difference and others	451,740	452,023	69,275
Withholding income tax	71,056	76,610	11,741

Total deferred tax liabilities	538,487	631,509	96,783

Note: Upon the acquisition of TTP on December 31, 2020, the Group recorded deferred tax assets due to tax losses and related valuation allowance by approximately RMB
355,730
 (US$
54,518
) and RMB
355,730
 (US$
54,518
), respectively.
In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not
that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not
of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of eleven and eight PRC subsidiaries and VIEs as of December 31, 2019 and 2020, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.
As of December 31, 2020, the Group had net operating losses of approximately RMB1,618,888 (US$248,105), which can be carried forward to offset taxable income. The net operating loss will start to expire in 2021 if not utilized.
Deferred tax liabilities arising from undistributed earnings
The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. As of December 31, 2020, the Group has no such qualified subsidiary, dividends are subject to a withholding tax rate of 10%.
On November 4, 2019, the Company’s board of directors approved an annual cash dividend policy. Under the policy, starting from 2020, the Company will declare and distribute a recurring cash dividend at an amount equivalent to approximately
20
% of the Company’s net income in the previous fiscal year. In 2019 and 2020, the Company accrued RMB
71,056
and RMB
76,610
of deferred income tax expenses associated with the expected cash dividend payment, respectively.
As of December 31, 2019 and 2020, the total amount of undistributed earnings from the Company’s PRC subsidiaries and VIEs that are considered to be permanently reinvested was RMB11,061,788 and RMB13,674,190 (US$1,964,174), respectively. As of December 31, 2019 and 2020, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.
Unrecognized tax benefits
As of December 31, 2019 and 2020, the Company recorded an unrecognized tax benefit of RMB22,467 and RMB17,805 (US$2,729), respectively, of which nil and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This represents the difference between the amount of benefit recognized in the statement of financial position and the amount taken or expected to be taken in a tax return. It is possible that the amount of uncertain tax position will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2019 and 2020, unrecognized tax benefits of RMB8,436 and RMB3,198 (US$490), respectively, if ultimately recognized, will impact the effective tax rate.
A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,
	2019	2020
	RMB	RMB	US$
Beginning balance	11,659	8,436	1,293
Additions based on tax positions related to current year	—	—	—
Decreases based on tax positions related to prior years	(3,223)	(5,238)	(803)

Ending balance	8,436	3,198	490

During the years ended December 31, 2018, 2019 and 2020, the Company recorded late payment interest expense of nil, nil and

nil, and penalties of

nil, nil

and nil, respectively, as part of income tax expense. As of December 31,2019 and 2020, the Company recorded RMB14,031 and RMB11,049 (US$1,693) for late payment interest expense, and nil and nil for penalties.
The tax years ended December 31, 2016 through 2020 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities.